Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
25. Earnings per share

a)       Basic

Basic earnings per share is calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares issued and outstanding during years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024	2023
Profit attributable to stockholders of the Company	2,118,362	2,116,368	1,653,684
Weighted average number of outstanding common shares	295,198,455	316,096,185	321,806,480
Basic earnings per share - R$	7.1761	6.6953	5.1388

b)       Diluted

Diluted earnings per share are calculated by dividing net income attributable to equity holders of PagSeguro Digital by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all dilutive potential common shares into common shares. The shares in the LTIP and LTIP Goals are the only shares with potential dilutive effect. In this case, a calculation is done to determine the number of shares that could have been acquired at fair value.

	For the year ended December 31,
	2025	2024	2023
Profit used to determine diluted earnings per share	2,118,362	2,116,368	1,653,684
Weighted average number of outstanding common shares	295,198,455	316,096,185	321,806,480
Weighted average number of shares that would have been issued at average market price	2,669,403	3,415,235	2,149,097
Weighted average number of common shares for diluted earnings per share	297,867,858	319,511,420	323,955,577
	7.1118	6.6238	5.1047

The weighted average number of outstanding common shares decreased due to the repurchase of common shares (treasury shares).